ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2013
ACQUISITION [Abstract]
Schedule of Consideration Transferred

The following table summarizes the calculation of the acquisition price, including the estimated fair value of the liability for future earn-out as of the acquisition date:

Cash paid to OTI upon Closing	$8,788
Contingent consideration:
Short-term	1,978
Long-term	3,760

Total fair value of consideration paid	$14,526

Schedule of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities as of the acquisition date:

Assets acquired	$
Inventories	343
Other current assets	276
Customer contracts	8,100
Software and other IP	6,210
Goodwill	889
Property and equipment, net	28
Total assets acquired	15,846
Liabilities assumed
Other current liabilities	1,320
Total liabilities assumed	1,320
Net assets acquired	14,526

Schedule of Future Amortization Expense

The expected intangible assets amortization expenses for the customer contracts and for software and other IP, are as follows:

$
2014	1,580
2015	1,583
2016	1,601
2017	1,620
2018	1,640
2019	1,660
2020	1,681
2021	1,703
2022-2023	621